Supplementary cash flow information (Tables)	6 Months Ended
Jun. 30, 2018
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities
Details for net cash provided by (used in) investing activities in € THOUS
	For the six months ended June 30,
	2018	2017
Details for acquisitions
Assets acquired	-116.628	-542.688
Liabilities assumed	5.541	133.695
Noncontrolling interests subject to put provisions	-	8.031
Noncontrolling interests	43.526	55.049
Non-cash consideration	5.814	9.966
Cash paid	-61.747	-335.947
Less cash acquired	2.002	6.947
Net cash paid for acquisitions	-59.745	-329.000

Cash paid for investments	-245.006	-15.189
Cash paid for intangible assets	-40.793	-7.366
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	-345.544	-351.555

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	1.662.298	170
Cash received from divestitures of debt securities	83	9.431
Cash received from repayment of loans	77	33
Proceeds from divestitures	1.662.458	9.634